Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Income Statement Parenthetical [Abstract]
Provision for (Benefit from) Income Taxes on Income (Loss) from Discontinued Operations	$ (0.5)	$ (10.8)	$ 1.2
Provision for (Benefit From) Income Taxes on Gain (Loss) on Disposal of Discontinued Operations	$ (3.2)	$ (33.2)	$ 190.3